INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Intangible assets
Intangible assets other than goodwill	$ 35,333,464	$ 39,616,426	$ 26,657,345
Gross carrying amount
Intangible assets
Intangible assets other than goodwill	42,832,837	45,848,737	29,155,315		$ 43,903,217
Accumulated Depreciation / Amortization
Intangible assets
Intangible assets other than goodwill	$ (7,499,373)	$ (6,232,311)	$ (2,497,970)	$ (1,844,326)